Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 44,395,988	$ 23,388,916
Accounts receivable	91,126,923	82,867,225
Prepaid expenses and other current assets	3,942,268	3,927,949
Assets, Current	139,465,179	110,184,090
Security deposits and other assets	4,876,208	1,967,053
Property and equipment (note 4)	79,929,574	75,938,590
Operating lease right-of-use assets (note 3)	127,061,894	126,675,770
Goodwill (notes 3 and 6)	360,603,613	358,802,534
Intangible assets (note 5)	6,748,073	9,432,480
Total assets	718,684,541	683,000,517
Current liabilities
Accounts payable and accrued liabilities (note 7)	34,233,142	26,262,225
Finance lease liabilities (note 9)	3,264,806	1,789,995
Operating lease liabilities (right-of-use) (notes 3 and 9)	9,345,656	9,276,298
Senior loans payable (note 10)	405,698	3,705,952
Earn-out liability (note 8)	4,688,553	7,529,962
Liabilities, Current	51,937,855	48,564,432
Finance lease liabilities (note 9)	12,308,780	6,625,409
Operating lease liabilities (right-of-use) (notes 3 and 9)	122,953,656	119,773,692
Senior loans payable (note 10)	389,580,046	336,276,370
Derivative financial instruments (note 10)		951,702
Subordinated notes payable – earn-out (note 11)		184,485
Earn-out liability (note 8)		7,304,105
Accrued payroll taxes (note 25)	1,346,088
Deferred tax liability	826,566	6,256,820
Total liabilities	578,952,991	525,937,015
Shareholders' equity
Additional paid-in capital (common shares: no par value, unlimited authorized number of shares, 70,178,428 and 69,840,928 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively) (notes 12 and 15)	160,965,034	158,881,120
Deficit	(26,759,151)	(6,361,767)
Equity attributable to shareholders of Akumin Inc.	134,205,883	152,519,353
Non-controlling interests (note 24)	5,525,667	4,544,149
Total shareholders' equity	139,731,550	157,063,502
Total liabilities and shareholders' equity	$ 718,684,541	$ 683,000,517